Risk Management - Summary of Fair Value Measurement of Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities		₩ 138,660,579	₩ 94,757,468
At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		432,751	78,031
Financial liabilities, at fair value		432,751	78,031
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		138,227,828	94,679,437
Financial liabilities, at fair value		129,887,195	90,067,938
Derivative liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		407,246	56,256
Financial liabilities, at fair value		407,246	56,256
Derivative liabilities | Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		25,505	21,775
Financial liabilities, at fair value		25,505	21,775
Secured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		102,368	176,358
Financial liabilities, at fair value		102,368	176,358
Unsecured bond | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		105,185,189	73,881,671
Financial liabilities, at fair value		96,846,056	69,803,043
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		4,163,143	4,410,503
Financial liabilities, at fair value		4,163,143	4,410,503
Unsecured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		15,282,193	6,471,484
Financial liabilities, at fair value		15,280,693	5,938,613
Trade and other payables | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	13,459,320	9,739,421
Financial liabilities, at fair value	[1]	13,459,320	9,739,421
Bank overdraft | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		35,615	0
Financial liabilities, at fair value		₩ 35,615	₩ 0

[1]	Excludes lease liabilities.